Segment Information - Summary of Stock Compensation Expense of Segment (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Stock Compensation Expense arising from grant of options [line items]
Total	₨ 1,347	₨ 1,742	₨ 1,534
Operating Segments [member] | Information Technology Services [member]
Stock Compensation Expense arising from grant of options [line items]
Total	1,402	1,550	1,424
Operating Segments [member] | Information Technology Products [member]
Stock Compensation Expense arising from grant of options [line items]
Total	3	4	2
Material Reconciling Items [member]
Stock Compensation Expense arising from grant of options [line items]
Total	₨ (58)	₨ 188	₨ 108